Earnings Per Share - Reconciliation of Numerators and Denominators Used for Computation of Basic and Diluted Earnings Per Share (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders									$ (1,288)	$ 26,365	$ (336,794)
Loss from discontinued operations attributable to La Quinta Holdings’ stockholders											(503)
Net (Loss) Income attributable to La Quinta Holdings’ stockholders	$ (28)	$ 22,666	$ 14,849	$ (38,775)	$ 7,828	$ 17,058	$ (4,663)	$ 6,142	$ (1,288)	$ 26,365	$ (337,297)
Denominator:
Weighted average number of shares outstanding, basic									118,114	128,272	126,156
Weighted average number of shares outstanding, diluted									118,114	129,172	126,156
(Loss) income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, basic									$ (0.01)	$ 0.21	$ (2.67)
(Loss) Income from continuing operations attributable to La Quinta Holdings’ stockholders per common share, diluted									(0.01)	0.20	(2.67)
Basic (loss) earnings per share		$ 0.20	$ 0.13	$ (0.31)	$ 0.06	$ 0.13	$ (0.04)	$ 0.05	(0.01)	0.21	(2.67)
Diluted (loss) earnings per share		$ 0.20	$ 0.13	$ (0.31)	$ 0.06	$ 0.13	$ (0.04)	$ 0.05	$ (0.01)	$ 0.20	$ (2.67)